Schedule of Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Receivables Digital Assets
Stablecoin - USD1	$ 15,000
Approximate number of TON Tokens receivable	4,075,940
TON Token receivable, fair value (in thousands)	8,920
Total receivables – digital assets	$ 23,920